Shareholder Report, Holdings (Details) - LAFFER|TENGLER Equity Income ETF	Jan. 31, 2026
Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Abbvie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
INFORMATION TECHNOLOGY - HARDWARE SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.92%
FINANCIALS SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.19%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%